SHAREHOLDERS' EQUITY - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Jan. 21, 2021	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Noncontrolling Interest [Line Items]
Preferred stock, shares authorized		50,000,000	50,000,000
Preferred stock, par value (in dollars per share)		$ 1.00	$ 1.00
Preferred stock, shares outstanding		5,795,444	5,795,444	5,939,875	5,939,875
Preferred stock, liquidation value		$ 5,795.0	$ 5,795.0
Dividends, preferred stock			289.0	$ 237.0	$ 474.0
Dividends, preferred stock, cash			284.0	220.0	$ 295.0
Stock repurchased			$ 1,000.0	$ 36.0
Common stock, shares authorized		1,650,000,000	1,650,000,000
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.06
Common stock, shares issued		1,462,000,000	1,462,000,000
Common stock, shares outstanding		1,089,107,878	1,089,107,878	1,099,027,213
Stock repurchased (in shares)			13,600,000	500,000
Series D Preferred Stock
Noncontrolling Interest [Line Items]
Preferred stock, value outstanding		$ 5,550.0	$ 5,550.0
Preferred stock, fixed dividend rate	5.00%
Series D Preferred Stock | LIBOR
Noncontrolling Interest [Line Items]
Preferred stock, basis spread on variable rate	3.33%
Series D Preferred Stock | Preferred stock
Noncontrolling Interest [Line Items]
Stock repurchased		144.0
Series A, B And C Preferred Stock
Noncontrolling Interest [Line Items]
Preferred stock, value outstanding		$ 245.0	$ 245.0